FHLB and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Federal Home Loan Banks [Abstract]
Schedule of Long-Term Borrowings from FHLB Outstanding

Long-term borrowings from the FHLB outstanding for the periods presented are as follows:

	December 31, 2017	Range of Contractual Interest Rates	Weighted Average Interest Rate	December 31, 2016	Range of Contractual Interest Rates	Weighted Average Interest Rate
	(Dollars in thousands)
Repayable during the years ending December 31,
2017	$—	—	—	8,360	1.09% - 5.06%	1.98%
2018	1,713	1.25% - 5.02%	1.69%	6,013	1.25% - 5.02%	2.03%
2019	15,471	1.25% - 5.02%	2.06%	16,742	1.25% - 5.02%	2.03%
2020	6,968	1.48% - 5.02%	2.16%	7,248	1.48% - 5.02%	2.15%
2021	12,721	1.48% - 5.02%	2.19%	12,029	1.48% - 5.02%	2.18%
2022	13,473	1.79% - 5.02%	2.34%	6,328	1.79% - 5.02%	2.19%
2023-2031	18,277	2.10% - 5.02%	2.49%	9,296	2.17% - 5.02%	2.51%

Total long-term FHLB borrowings	$68,623			$66,016